Analysis of changes in financing during the year	12 Months Ended
Dec. 31, 2017
Analysis of changes in financing during year
Analysis of changes in financing during the year

34 Analysis of changes in financing during the year

	Group						Bank
	Share capital			Subordinated			Share capital			Subordinated
	and share premium			liabilities			and share premium			liabilities
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	3,903	3,903	3,903	7,295	7,016	7,436	3,903	3,903	3,903	5,890	5,741	6,122

Issue of subordinated liabilities				507	—	—				—	—	—
Repayment of subordinated liabilities				(936)	—	(387)				—	—	—
Redemption of preference shares				(178)						—	—	—

Net cash outflow from financing	—	—	—	(607)	—	(387)	—	—	—	(178)	—	(387)
Currency translation and other adjustments	—	—	—	(933)	279	(33)	—	—	—	(72)	149	6

At 31 December	3,903	3,903	3,903	5,755	7,295	7,016	3,903	3,903	3,903	5,640	5,890	5,741